Director's Loans (Details 1) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Borrowings [abstract]
Current portion	$ 0	$ 300,000
Non-current portion	570,000	512,119
Total	$ 570,000	$ 812,119	$ 893,800